Document and Entity Information	Jan. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001633061
Document Creation Date	Jan. 28, 2025
Document Effective Date	Jan. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Amplify ETF Trust
Prospectus Date	Jan. 28, 2025
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Amplify Video Game Leaders ETF | Amplify Video Game Leaders ETF
Prospectus:
Trading Symbol	GAMR